Cash and Bank Balances - Summary of Cash and Bank Balances (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate short term bank deposit	2.80%	0.80%
Top of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate short term bank deposit	5.80%	4.40%